Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Share Capital	Additional paid-in capital	Retained earnings	Accumulated Other comprehensive income (loss)	Treasury shares (cost)	Non- controlling interests	Total
Balance at Dec. 31, 2022	$ 4,347	$ 145,369	$ 419,448	$ (17,030)	$ (259)	$ 625,047	$ 1,176,922
Balance (in Shares) at Dec. 31, 2022	15,317,667
Net income (Loss)			64,014			101,718	165,732
Foreign currency translation				(11,012)		(12,274)	(23,286)
Foreign currency translation from discontinued operations				7,590		11,379	18,969
Actuarial gain from defined benefit plans			1,362			631	1,993
Share of other comprehensive loss of companies accounted for at equity				(575)			(575)
Gain from investments in equity instruments measured at fair value through other comprehensive income (Note 8)				9,996			9,996
Total other comprehensive income (loss)			1,362	5,999		(264)	7,097
Total comprehensive income			65,376	5,999		101,454	172,829
Issuance of restricted shares to employees	$ 4	(4)
Issuance of restricted shares to employees (in Shares)	15,000
Cost of share-based payment (Note 20)		7,269				11,415	18,684
Dividend to Formula’s shareholders			(9,605)				(9,605)
Dividend to non-controlling interests in subsidiaries						(62,487)	(62,487)
Transactions with non-controlling interests due to holding changes, including exercise of employees’ stock options		5,803				643	6,446
Acquisition of non-controlling interests		(923)				(4,404)	(5,327)
Settlement and expiration of put options over non-controlling interests		(32)				(1,029)	(1,061)
Non-controlling interests arising from initially consolidated companies						11,784	11,784
Balance at Dec. 31, 2023	$ 4,351	157,482	475,219	(11,031)	(259)	682,423	1,308,185
Balance (in Shares) at Dec. 31, 2023	15,332,667
Net income (Loss)			79,670			114,120	193,790
Foreign currency translation				(2,496)		(3,461)	(5,957)
Foreign currency translation from discontinued operations				(2,849)		(3,361)	(6,210)
Actuarial gain from defined benefit plans			437			432	869
Share of other comprehensive loss of companies accounted for at equity				(3,316)			(3,316)
Gain from investments in equity instruments measured at fair value through other comprehensive income (Note 8)				6,272			6,272
Total other comprehensive income (loss)			437	(2,389)		(6,390)	(8,342)
Total comprehensive income			80,107	(2,389)		107,730	185,448
Cost of share-based payment (Note 20)		7,078				9,086	16,164
Dividend to Formula’s shareholders			(19,312)				(19,312)
Dividend to non-controlling interests in subsidiaries						(81,858)	(81,858)
Transactions with non-controlling interests due to holding changes, including exercise of employees’ stock options		(3,242)				(8,812)	(12,054)
Settlement and expiration of put options over non-controlling interests		(8,666)				(11,116)	(19,782)
Non-controlling interests arising from initially consolidated companies						12,554	12,554
Balance at Dec. 31, 2024	$ 4,351	152,652	536,014	(13,420)	(259)	710,007	$ 1,389,345
Balance (in Shares) at Dec. 31, 2024	15,332,667						15,332,667
Net income (Loss)			606,479			62,585	$ 669,064
Foreign currency translation				77,237		55,183	132,420
Foreign currency translation from discontinued operations				(23,189)		(4,173)	(27,362)
Actuarial gain from defined benefit plans			719			731	1,450
Share of other comprehensive loss of companies accounted for at equity				101			101
Gain from investments in equity instruments measured at fair value through other comprehensive income (Note 8)				(473)			(473)
Total other comprehensive income (loss)			719	53,676		51,741	106,136
Total comprehensive income			607,198	53,676		114,326	775,200
Cost of share-based payment (Note 20)		7,286				23,861	31,147
Dividend to Formula’s shareholders			(36,539)				(36,539)
Dividend equivalents on RSUs to Formula’s shareholders			(1,087)				(1,087)
Dividend to non-controlling interests in subsidiaries						(89,222)	(89,222)
Transactions with non-controlling interests due to holding changes, including exercise of employees’ stock options		41,831				41,975	83,806
Acquisition of non-controlling interests						(8,858)	(8,858)
Settlement and expiration of put options over non-controlling interests		(35,528)				(10,019)	(45,547)
Loss of control and deconsolidation of a subsidiary				37,088		(361,247)	(324,159)
Other adjustments						183	183
Non-controlling interests arising from initially consolidated companies						3,533	3,533
Balance at Dec. 31, 2025	$ 4,351	$ 166,241	$ 1,105,586	$ 77,344	$ (259)	$ 424,539	$ 1,777,802
Balance (in Shares) at Dec. 31, 2025	15,332,667						15,332,667